Share-based compensation reserve (Details) - EUR (€) € in Millions				1 Months Ended	12 Months Ended
	Jun. 17, 2020	Jun. 19, 2019	Jun. 14, 2018	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments					€ 22.6
Increase (decrease) through share-based payment transactions, equity					9.0	€ 14.9	€ 13.0
Vesting of Non-Executive Director restricted shares				€ (0.1)		0.8	€ 0.2
Vesting of LTIP Share awards					(7.9)
Ending balance, Reserve of share-based payments					8.3	22.6
Share based compensation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments					22.6
Vesting of Non-Executive Director restricted shares					(0.7)
Ending balance, Reserve of share-based payments					8.3	€ 22.6
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (decrease) through share-based payment transactions, equity					0.7
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (decrease) through share-based payment transactions, equity					8.3
Restricted Shares | Non-Executive Director
Disclosure of reserves within equity [line items]
Increase (decrease) through share-based payment transactions, equity					€ 0.6
Reclassification of awards for settlement of tax liabilities	8,656	12,100	12,312		(14,700,000)